Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

April 30, 2019

FVDK6-QTLY-0619
1.9884001.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	87,461	$5,001,895
Entertainment - 3.2%
Cinemark Holdings, Inc.	31,775	1,336,139
Lions Gate Entertainment Corp. Class B	83,689	1,138,170
The Walt Disney Co.	33,806	4,630,408
		7,104,717
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	2,563	3,072,934
Media - 5.4%
Comcast Corp. Class A	175,397	7,635,031
comScore, Inc. (a)	17,489	219,487
Fox Corp. Class A (a)	29,328	1,143,499
Interpublic Group of Companies, Inc.	126,255	2,903,865
		11,901,882

TOTAL COMMUNICATION SERVICES		27,081,428

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
Lear Corp.	5,700	815,100
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	34,631	1,341,951
Multiline Retail - 1.2%
Dollar General Corp.	20,900	2,635,281
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	17,425	2,247,651

TOTAL CONSUMER DISCRETIONARY		7,039,983

CONSUMER STAPLES - 9.1%
Beverages - 2.9%
C&C Group PLC	323,500	1,228,205
Coca-Cola European Partners PLC	26,000	1,393,340
PepsiCo, Inc.	28,103	3,598,589
		6,220,134
Food & Staples Retailing - 1.9%
Sysco Corp.	36,706	2,583,001
Walmart, Inc.	15,900	1,635,156
		4,218,157
Food Products - 4.3%
Danone SA	27,800	2,248,395
Mondelez International, Inc.	24,900	1,266,165
Seaboard Corp.	202	908,107
The Hershey Co.	27,592	3,444,861
The J.M. Smucker Co.	13,209	1,619,820
		9,487,348

TOTAL CONSUMER STAPLES		19,925,639

ENERGY - 10.2%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	83,966	2,016,863
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	44,617	5,356,717
Exxon Mobil Corp.	87,760	7,045,373
FLEX LNG Ltd. (a)	49,712	682,229
GasLog Ltd.	23,654	369,712
GasLog Partners LP	76,896	1,619,430
Golar LNG Partners LP	148,000	1,870,720
Hoegh LNG Partners LP	64,011	1,257,816
Phillips 66 Co.	5,849	551,385
Teekay Corp. (b)	31,136	129,526
Teekay LNG Partners LP	86,616	1,281,051
Teekay Offshore Partners LP	212,731	312,715
		20,476,674

TOTAL ENERGY		22,493,537

FINANCIALS - 26.3%
Banks - 9.5%
M&T Bank Corp.	11,600	1,972,812
PNC Financial Services Group, Inc.	26,689	3,654,525
SunTrust Banks, Inc.	51,173	3,350,808
U.S. Bancorp	94,062	5,015,386
Wells Fargo & Co.	142,750	6,910,528
		20,904,059
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	5,600	621,152
Goldman Sachs Group, Inc.	15,208	3,131,631
Invesco Ltd.	32,000	703,040
State Street Corp.	24,881	1,683,448
		6,139,271
Consumer Finance - 2.1%
Capital One Financial Corp.	19,582	1,817,797
Discover Financial Services	33,953	2,766,830
		4,584,627
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	37,875	8,207,890
Insurance - 4.6%
Allstate Corp.	13,845	1,371,486
Chubb Ltd.	17,588	2,553,778
FNF Group	31,437	1,255,908
Prudential PLC	73,482	1,669,613
The Travelers Companies, Inc.	22,141	3,182,769
		10,033,554
Mortgage Real Estate Investment Trusts - 3.4%
AGNC Investment Corp.	182,613	3,248,685
Annaly Capital Management, Inc.	198,108	1,998,910
MFA Financial, Inc.	303,125	2,276,469
		7,524,064
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	49,600	353,767

TOTAL FINANCIALS		57,747,232

HEALTH CARE - 15.2%
Biotechnology - 3.6%
Amgen, Inc.	22,275	3,994,353
Celgene Corp. (a)	41,300	3,909,458
		7,903,811
Health Care Providers & Services - 6.6%
Anthem, Inc.	9,433	2,481,162
Centene Corp. (a)	20,500	1,056,980
Cigna Corp.	22,285	3,539,749
CVS Health Corp.	36,019	1,958,713
Humana, Inc.	4,200	1,072,722
UnitedHealth Group, Inc.	14,200	3,309,594
Wellcare Health Plans, Inc. (a)	4,000	1,033,400
		14,452,320
Pharmaceuticals - 5.0%
Allergan PLC	15,826	2,326,422
Bayer AG	16,637	1,107,288
Bristol-Myers Squibb Co.	29,700	1,378,971
Johnson & Johnson	4,095	578,214
Pfizer, Inc.	11,843	480,944
Roche Holding AG (participation certificate)	9,576	2,526,756
Sanofi SA sponsored ADR	42,759	1,869,851
Takeda Pharmaceutical Co. Ltd. ADR	47,135	861,628
		11,130,074

TOTAL HEALTH CARE		33,486,205

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.8%
Harris Corp.	9,952	1,676,912
United Technologies Corp.	32,193	4,591,044
		6,267,956
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	28,700	2,324,700
Electrical Equipment - 0.2%
Siemens Gamesa Renewable Energy SA	23,800	426,838
Machinery - 1.7%
Deere & Co.	14,429	2,389,875
Ingersoll-Rand PLC	10,200	1,250,622
		3,640,497
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	15,300	1,445,544
Union Pacific Corp.	5,628	996,381
		2,441,925

TOTAL INDUSTRIALS		15,101,916

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment & Components - 1.1%
TE Connectivity Ltd.	26,417	2,526,786
IT Services - 2.6%
Amdocs Ltd.	30,169	1,661,709
Cognizant Technology Solutions Corp. Class A	33,743	2,461,889
Fiserv, Inc. (a)	5,400	471,096
The Western Union Co.	56,187	1,092,275
		5,686,969

TOTAL INFORMATION TECHNOLOGY		8,213,755

MATERIALS - 1.4%
Chemicals - 0.6%
The Scotts Miracle-Gro Co. Class A	16,003	1,360,575
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	119,631	1,660,478

TOTAL MATERIALS		3,021,053

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	11,300	2,206,890
Simon Property Group, Inc.	10,100	1,754,370
		3,961,260
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	56,438	2,938,727

TOTAL REAL ESTATE		6,899,987

UTILITIES - 4.8%
Electric Utilities - 3.8%
Exelon Corp.	87,389	4,452,470
Xcel Energy, Inc.	70,797	4,000,031
		8,452,501
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	28,700	455,469
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	22,200	1,741,146

TOTAL UTILITIES		10,649,116

TOTAL COMMON STOCKS
(Cost $200,186,832)		211,659,851

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 2.49% (c)	8,638,803	8,640,530
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	119,530	119,542
TOTAL MONEY MARKET FUNDS
(Cost $8,759,942)		8,760,072
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $208,946,774)		220,419,923
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(461,446)
NET ASSETS - 100%		$219,958,477

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,878
Fidelity Securities Lending Cash Central Fund	17,546
Total	$178,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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